Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment Capitalized Interest Costs [Abstract]
Depreciation expense	$ 2,294	$ 2,215	$ 4,585	$ 4,383	$ 8,822	$ 6,992